SHARE CAPITAL - Exercise of stock options Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended					13 Months Ended
	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 shares		Sep. 30, 2024 Share	Sep. 30, 2024 $ / shares	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 shares		Sep. 30, 2023 Share	Sep. 30, 2023 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised in share-based payment arrangement (in shares) | Share				3,942					26,300
Average exercise price (cad per share) | $ / shares					$ 1.49					$ 1.47
Proceeds from exercise of options	$ 39					$ 74
Exercise of stock options, increase (decrease)	6					39
Number of warrants exercised in the period (shares) | shares		0					0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised of restricted share units or performance share units (in shares) | Share				1,193,789					59,138
Exercise of restricted share units or performance share units, increase (decrease)	3,430					621
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised of restricted share units or performance share units (in shares)		2,216	[1]	2,216			948	[1]	948
Exercise of restricted share units or performance share units, increase (decrease)	0					0
Issued capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of stock options, increase (decrease)	11					69
Issued capital | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of restricted share units or performance share units, increase (decrease)	22					10
Reserve of change in value of options and warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of stock options, increase (decrease)	(5)					(30)
Reserve of change in value of options and warrants | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of restricted share units or performance share units, increase (decrease)	(3,430)					(621)
Reserve of change in value of options and warrants | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of restricted share units or performance share units, increase (decrease)	$ (22)					$ (10)

[1]	[1] The Company implemented a consolidation of its common shares in July 2023 and the number of common shares have been retrospectively adjusted. Refer to Note 1 for further information.